Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Consolidated Statement of Financial Position	At December 31,
 2018 and
2019, the consolidated statement of financial position includes the following:

	2018		2019
	S/(000)	USD(000)	S/(000)	USD(000)
Assets	2,273,132	674,753	2,859,324	862,021
Liabilities	2,042,176	604,383	1,751,479	528,031

Schedule of Foreign Currency Exchange Gains and Losses Exposure against US Dollar	The Group’s exchange gains and losses for the Peruvian Sol, the Chilean and Colombian Pesos exposure against the U.S. dollar was:

	2017	2018	2019
Gain	329,751	382,104	390,008
Loss	(323,927)	(405,380)	(422,578)

Schedule of Assets and Liabilities Equivalent to Functional Currency	The consolidated statement of changes in equity comprises a foreign currency translation adjustment originated by its subsidiaries. The consolidated statement of financial position includes assets and liabilities in functional currency equivalent to (in thousands):

	2018		2019
	Assets	Liabilities	Assets	Liabilities
Chilean Pesos	48,129,848	49,728,313	19,915,617	39,193,917
Colombian Pesos	163,560,697	76,978,655	187,119,204	76,446,723

Schedule of Undiscounted Cash Flows of Financial Liabilities	The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the date of the consolidated statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1 year	1-2 years	2-5 years	More than 5 years	Total
At December 31, 2018
Other financial liabilities (except for finance leases)	816,122	273,079	129,233	41,577	1,260,011
Finance leases	15,151	7,489	14,094	—	36,734
Bonds	111,080	153,287	355,667	1,174,404	1,794,438
Trade accounts payables (except non-financial liabilities)	980,723	—	—	—	980,723
Accounts payables to related parties	55,941	21,849	—	—	77,790
Other accounts payables (except non-financial liabilities)	116,806	17,777	338,627	—	473,210
Other non-financial liabilities	—	61	—	—	61

	2,095,823	473,542	837,621	1,215,981	4,622,967

	Less than 1 year	1-2 years	2-5 years	More t han 5 years	Total
At December 31, 2019
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	479,000	147,473	177,018	—	803,491
Finance leases	10,826	3,467	13,346	—	27,639
Lease liability for right-of-use asset	24,966	38,788	31,167	7,603	102,524
Bonds	115,690	157,516	358,461	1,077,960	1,709,627
Trade accounts payables (except non-financial liabilities)	966,620	—	—	—	966,620
Accounts payables to related parties	38,916	21,747	—	836	61,499
Other accounts payables (except non-financial liabilities)	200,098	2,505	194,908	—	397,511
Other non-financial liabilities	—	52	—	—	52
	1,836,116	371,548	774,900	1,086,399	4,068,963

Schedule of Information About Gearing Ratio
As of December 31, 2018, and 2019, the gearing ratio is presented below indicating the Group’s strategy to keep it in a range from 0.10 to 0.70.

	2018	2019
Total financial liabilities and bonds	2,139,714	1,723,108
Less: Cash and cash equivalents	(801,140)	(948,978)

Net debt	1,338,574	774,130
Total equity	2,489,931	1,876,085

Total capital	3,828,505	2,650,215

Gearing ratio	0.35	0.29

Schedule of Assets and Liabilities Measured at Fair Value
The table below shows the Group’s assets and liabilities measured at fair value on December 31, 2018, and 2019:

Level 2
At December 31, 2018
Financial liabilities
Derivatives used for hedging	61
At December 31, 2019
Financial liabilities
Derivatives used for hedging	52

4.4	COVID-19 Pandemic
As a result of the outbreak of Coronavirus 2019 (COVID-19), the Group’s results of operations, financial positions and cash flows have been adversely affected as of the date of this report with potential impacts on subsequent periods, including but not limited to the significant decline in revenue and significant operating cash flow. The impacts may also include additional allowance for doubtful accounts and impairment to the Group’s long-term assets. Because of the significant uncertainties surrounding the COVID-19, the exact financial impact is unpredictable and will depend on future developments, including new information which may emerge concerning the duration of the lockdown which has been extended until June 30th for Perú, until September 18th for Chile and until August 31st for Colombia, the actions taken by authorities and other entities to contain the COVID-19 outbreak, among others, all of which are beyond the Group’s control. The Group will continue to closely monitor the impacts of COVID-19 through the course of the year 2020.
From mid-March until the end of May 2020, substantially all of our engineering and construction and real estate projects in Perú were mandatorily shut down, however, as part of the Government plan to activate some industries by stages, most of our projects of our engineering and construction and real estate segments are gradually resuming. In Colombia the projects under execution were declare as essential projects therefore they continued operating since the beginning of the lockdown. Finally our projects in Chile were shut down but only for few days, after which they resume operations. Our infrastructure operations, were declared essential businesses, therefore have continue operating, however, certain of our infrastructure businesses have been adversely affected, in particular, by the sharp decline in traffic volumes and oil and gas prices (also due to the dispute in March among OPEC member countries).

On the liquidity side, the Company has implemented a plan that includes several measures to reduce expenses and preserve cash in response to the ongoing COVID-19 pandemic, including the following: (i) developing a 12-week cash plan, project-by-project, to ensure that the Company will continue to meet its critical obligations during that period, which plan is monitored and updated weekly; (ii) preparing a cash plan for the remainder of the 2020 fiscal year, to identify in advance key liquidity issues that may arise; (iii) identifying and renegotiating certain of the company’s obligations with respect to its suppliers, banks and other third parties; (iv) identifying and reducing non-essential general expenses across the group; (v) reducing headcount, and temporarily reducing salaries of senior management, across the company’s three segments; and (vi) reducing capital expenditures across the company’s subsidiaries. In addition the Group is evaluating the selling of minor assets that will help finance any deficit during the year.